							   File Number: 33-84546
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933


                                                              September 28, 2018


                      PIONEER MID CAP VALUE VCT PORTFOLIO


                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2018


PORTFOLIO SUMMARY
Effective September 28, 2018, the following replaces the corresponding information under the heading "Management" in the section entitled "Portfolio summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Edward T. Shadek Jr., Senior Vice President and
                       Director of Mid Cap Value, U.S. of Amundi
                       Pioneer (lead portfolio manager of the portfolio
                       since 2013); Raymond Haddad, Vice President
                       of Amundi Pioneer (portfolio manager of the
                       portfolio since March 2018); and Timothy P.
                       Stanish, Vice President of Amundi Pioneer
                       (portfolio manager of the portfolio since
                       September 2018)

MANAGEMENT
Effective September 28, 2018, the following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":

Day-to-day management of the portfolio is the responsibility of Edward T. Shadek Jr., Senior Vice President and Director of Mid Cap Value, U.S. of Amundi Pioneer (lead portfolio manager of the portfolio since 2013), Raymond Haddad, Vice President of Amundi Pioneer (portfolio manager of the portfolio since March 2018), and Timothy P. Stanish, Vice President of Amundi Pioneer (portfolio manager of the portfolio since September 2018). The domestic equity team supports Mr. Shadek, Mr. Haddad and Mr. Stanish. Members of this team manage other Pioneer funds investing primarily in U.S. equity securities. The portfolio managers and the team also may draw upon the research and investment management expertise of the global research teams, which provide fundamental and quantitative research on companies and include members from one or more of Amundi Pioneer's affiliates. Mr. Shadek joined Amundi Pioneer in 2012. Prior to joining Amundi Pioneer, he was co-founder and portfolio manager at Shaylor Capital. From 1997 to 2009, Mr. Shadek was Senior Managing Director and Deputy Head of Investments at Putnam Investments. Mr. Haddad joined Amundi Pioneer in 2014. Prior to joining Amundi Pioneer, he was a General Partner at Cedrus Capital Management from 2011 to 2014. Mr. Stanish joined Amundi Pioneer in 2018. Prior to joining Amundi Pioneer, he was at EVA Dimensions LLC, where he served as Managing Director and Global Head of Fundamental Research from 2015 to 2018 and as a Senior Equity Analyst from 2012 to 2015.



























                                                                   31286-00-0918
                                (Copyright)2018 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                              September 28, 2018


                      PIONEER MID CAP VALUE VCT PORTFOLIO


             SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED MAY 1, 2018


PORTFOLIO SUMMARY
The following replaces the corresponding information under the heading "Management" in the section entitled "Portfolio summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Edward T. Shadek Jr., Senior Vice President and
                       Director of Mid Cap Value, U.S. of Amundi
                       Pioneer (lead portfolio manager of the portfolio
                       since 2013); Raymond Haddad, Vice President
                       of Amundi Pioneer (portfolio manager of the
                       portfolio since March 2018); and Timothy P.
                       Stanish, Vice President of Amundi Pioneer
                       (portfolio manager of the portfolio since
                       September 2018)

                                                                   31288-00-0918
                                (Copyright)2018 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC